TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2024
Trade And Other Payables
TRADE AND OTHER PAYABLES

9 TRADE AND OTHER PAYABLES

	2023	2024
	S$	S$

Trade payables	24,618	38,633
Other payables	50,428	37,292
Accrued operating expenses	446,634	363,690
Deferred grant income	2,944	1,408
Total	524,624	441,023

Trade and other payables were unsecured, interest-free, and repayable on demand.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024